May 7, 2019

Via EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C. 20549

Re:	Principal Funds, Inc.
PRE 14A
File No. 811-07572
Dear Sir or Madam,
Principal Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders of the High Yield Fund I (a series of the Registrant) to approve a new sub-advisory agreement with Post Advisory Group, LLC. It is our intent to file the Definitive 14A on May 17, 2019
If you have questions, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant